Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0001526243
Registrant Name	PERPETUA RESOURCES CORP.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES